Offerings - Offering: 1	Aug. 20, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.45% Fixed-to-Fixed Reset Rate Junior Subordinated Debentures due 2054
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-267583.